Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	SHERWIN WILLIAMS CO
Entity Central Index Key	0000089800
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Shell Company	false
Entity Public Float			$ 37,995,087,928
Entity Common Stock, Shares Outstanding		92,718,270